Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Scenario probability weighting and Macroeconomic variables (audited) (Details)		Dec. 31, 2018	Jan. 01, 2018
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		9.00%
Upside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	4.50%	4.50%
Upside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.40%	3.90%
Upside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	46.40%	52.90%
Upside 2 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	4.80%	6.70%
Upside 2 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.00%	3.20%
Upside 2 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	36.90%	32.10%
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		24.00%
Upside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	3.10%	3.20%
Upside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.90%	4.10%
Upside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	32.60%	36.70%
Upside 1 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	3.70%	4.60%
Upside 1 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.40%	3.50%
Upside 1 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	30.20%	27.30%
Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		41.00%
Baseline [Member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	1.70%	1.80%
Baseline [Member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	4.30%	4.60%
Baseline [Member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	3.20%	2.80%
Baseline [Member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	2.10%	2.10%
Baseline [Member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.70%	4.10%
Baseline [Member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	4.10%	3.40%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		23.00%
Downside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.30%	(0.60%)
Downside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	5.70%	5.50%
Downside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	(0.50%)	(9.20%)
Downside 1 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.40%	(1.00%)
Downside 1 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	5.20%	5.00%
Downside 1 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	0.00%	(2.10%)
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.00%
Downside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	(4.10%)	(5.20%)
Downside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	8.80%	9.00%
Downside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	(32.10%)	(35.10%)
Downside 2 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	(3.30%)	(5.20%)
Downside 2 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	8.40%	9.60%
Downside 2 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	(17.40%)	(20.20%)

[1]	Highest annual growth in Upside scenarios; 5 - y ea r average in Baseline; lowest annual growth in Downside scenarios.
[2]	Lowest point in Upside scenarios; 5 - y ea r average in Baseline; highest point in Downside scenarios.
[3]	5 - y ea r cumulative growth in Upside scenarios; 5 - y ea r average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.